FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest on long-term debt	$ 27	$ 47
Interest on other long-term debt	1	1
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	1	1
Interest expense	31	51
Net interest expense on net pension obligation	(1)	(1)
Total finance costs	32	52
Interest costs capitalised	$ 7	$ 1